Organization (Details) - $ / shares	Sep. 20, 2024	Jun. 30, 2025	Jun. 30, 2024	[1]	Jun. 30, 2023	[1]
Organization [Line Items]
Ordinary shares issued		12,500,000	12,500,000		12,500,000
Consideration price	$ 1
Ask Idea [Member]
Organization [Line Items]
Ownership percentage	100.00%
Common Stock [Member]
Organization [Line Items]
Ordinary shares issued	10,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024.